LOANS, NET - Schedule of Direct Loans, Net (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Direct loans -
Loans	S/ 122,308,754	S/ 118,396,820
Credit cards	6,716,700	6,223,711
Leasing receivables	5,019,366	5,260,182
Discounted notes	4,098,691	3,391,576
Factoring receivables and confirming	3,598,101	3,243,531
Advances and overdrafts in current account	56,637	132,231
Refinanced loans	2,009,723	2,241,062
Total direct loans	143,807,972	138,889,113
Internal overdue loans and under legal collection loans	4,821,126	5,430,132
Direct loans including internal overdue loans and under legal collection loans	148,629,098	144,319,245
Add (less) -
Accrued interest	1,355,856	1,413,028
Total direct loans	149,984,954	145,732,273
Allowance for loan losses	(7,669,950)	(7,994,977)
Total loans, net	S/ 142,315,004	S/ 137,737,296